Assets Held for Sale and Divestitures	12 Months Ended
Feb. 26, 2022
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale and Divestitures
16.	ASSETS HELD FOR SALE AND DIVESTITURES
Assets Held for Sale
The Company has included businesses classified as held for sale within its continuing operations as their dispositions do not represent a strategic shift that will have a major effect on the Company’s operations and financial results. As of February 26, 2022 and February 27, 2021, the Company did not have any businesses classified as held for sale.
Prior to the end of Fiscal 2020, certain assets and liabilities of Cost Plus World Market, Personalization Mall.com (“PMall”) and One Kings Lane (“OKL”) were classified as held for sale on the Company’s consolidated balance sheet. CPWM, PMall, and OKL were sold during Fiscal 2020, as further described below.
Divestitures
Cost Plus World Market.
 On December 14, 2020, the Company announced that it entered into a definitive agreement to sell Cost Plus World Market to Kingswood Capital Management. On January 15, 2021, the Company completed the sale of Cost Plus World Market. Proceeds from the sale were approximately $63.7 million, subject to certain working capital and other adjustments. The Company recognized a loss on sale of approximately $72.0 million in loss on sale of businesses including impairment of assets held for sale in its consolidated statements of operations for the fiscal year ended February 27, 2021. The $72.0 million loss on sale includes an impairment of $54.0 million recorded in the third quarter of Fiscal 2020 to remeasure the disposal group that was classified as held for sale to the lower of carrying value or fair value less costs to sell, recorded in impairments, including on assets held for sale.
Christmas Tree Shops.
 On October 11, 2020, the Company entered into definitive agreements to sell Christmas Tree Shops (“CTS”) to Handil Holdings LLC and to sell one of the CTS distribution facilities to an institutional buyer, with a leaseback term of nine months, to provide business continuity to the Company for some of its operations currently using the facility. These transactions were completed during the third quarter of Fiscal 2020, generating approximately $233.3 million in proceeds, subject to certain working capital and other adjustments, and the Company recognized a loss on sale of approximately $53.8 million, which was recorded in loss on sale of businesses including impairment of assets held for sale in its consolidated statements of operations for the fiscal year ended February 27, 2021. In Fiscal 2021, the Company recorded an additional loss of sale of CTS of $13.5 million related to the settlement of the CTS Pension Plan.
Linen Holdings.
 On October 11, 2020, the Company entered into a definitive agreement to sell Linen Holdings to The Linen Group, LLC, an affiliate of Lion Equity Partners. On October 24, 2020, the Company completed the sale of Linen Holdings for approximately $10.1 million, subject to certain working capital and other adjustments, and recognized a loss on the sale of $64.6 million, which was recorded in loss on sale of businesses including impairment of assets held for sale in its consolidated statements of operations for the fiscal year ended February 27, 2021.
PersonalizationMall.com.
 On February 14, 2020, the Company entered into a definitive agreement to sell PersonalizationMall.com (“PMall”) to
1-800-FLOWERS.COM,
Inc. for $252.0 million, subject to certain working capital and other adjustments. The buyer was required to close the transaction on March 30, 2020, but failed to do so. Accordingly, the Company had filed an action to require the buyer to close the transaction. On July 20, 2020, the Company entered into a settlement agreement with respect to the litigation. Under this agreement,
1-800-FLOWERS.COM agreed
to move forward with its purchase of PMall from the Company for $245.0 million, subject to certain working capital and other adjustments. The transaction closed on August 3, 2020. Net proceeds from the sale of PMall were $244.6 million, subject to certain working capital and other adjustments, and the Company recognized a gain on the sale of approximately $189.3 million, which was recorded in loss on sale of businesses including impairment of assets held for sale in its consolidated statement of operations for the fiscal year ended February 27, 2021. Upon the close of the transaction, Bed Bath & Beyond withdrew the litigation against 1-800-FLOWERS.COM and 800-FLOWERS, INC.
In connection with the sale of PMall, the Company agreed to indemnify
1-800-FLOWERS.COM
for certain litigation matters then existing at the time of the close of the transaction, including certain matters for which the Company is entitled to indemnification from the former owner of PMall in connection with the Company’s purchase of PMall in Fiscal 2016 (see “Commitments and Contingencies” Note 12 for additional information.)
One Kings Lane.
 On April 13, 2020, the Company completed the sale of One Kings Lane (“OKL”). Proceeds from the sale were not material.
During the fiscal year ended February 26, 2022, the Company recognized approximately $18.2 million of loss on the sale of these businesses primarily associated with the Fiscal 2021 settlement of the CTS pension plan (see “Employee Benefit Plans” Note 11) and certain working capital and other adjustments related to the above divestitures.